Administrative Expenses	6 Months Ended
Jun. 30, 2021
Disclosure of general and administrative expense [text block] [Abstract]
ADMINISTRATIVE EXPENSES
19.	ADMINISTRATIVE EXPENSES

	For the six months ended June 30,
	2021	2020
Staff expense	$1,248,056	$1,193,864
Rental expense	340,752	703,011
Depreciation and amortization expense	235,604	84,288
Utilities expense	81,255	85,467
Travelling and entertainment expense	77,747	45,436
Professional fees	331,522	488,504
Repairs and maintenance	26,226	40,774
Employee benefits	353,358	566,561
Other service fees	153,906	368,397
Other expenses**	423,182	518,230
	$3,271,608	$4,094,532

**	Other expenses mainly comprised of stock-based compensation, office expenses, stamp duties, training costs, etc.